Subsequent Event (Details) - CAD ($)		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from exercise of options		$ 112,499	$ 745,500
Issuance of common shares upon the exercise of stock options
Disclosure of non-adjusting events after reporting period [line items]
Stock Options Exercise, Number of Shares Issued	950,000
Proceeds from exercise of options	$ 1,010,000